Carrying Amount and Estimated Fair Value of Debt Including Current Portion and Excluding Interest Rate Swaps (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Floating Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	$ 3,702	$ 3,803	$ 4,472
Fair Value	3,740	3,826	4,372
Fixed Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	2,860	2,859	3,357
Fair Value	$ 3,018	$ 3,023	$ 3,454